Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 13, 2013
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 13, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun. 13, 2013
Prospectus Date	rr_ProspectusDate	Jun. 13, 2013
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEAX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINEX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIECX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIIX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIERX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRRX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIFRX
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINNX